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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:       December 31, 2009

Check here if Amendment [ ]; Amendment Number:
                                                 -----------------------
         This Amendment (Check only one.):  [ ] is a restatement.
                                            [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:             MHR Fund Management LLC
Address:          c/o Akin, Gump, Strauss, Hauer, & Feld, L.L.P
                  One Bryant Park
                  New York, NY 10036

Form 13F File Number:      28-10786

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:             Hal Goldstein
Title:            Vice President

Signature, Place, and Date of Signing:


 /s/ Hal Goldstein              New York, New York           February 11, 2010
-------------------------     ------------------------      --------------------
     [Signature]                    [City, State]                 [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE



Report Summary:

Number of Other Included Managers:                                     0
                                                              ----------

Form 13F Information Table Entry Total:                               20
                                                              ----------

Form 13F Information Table Value Total:                       $1,422,200
                                                              ----------
                                                             (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

                  NONE


                                                      MHR Fund Management LLC
                                                     Form 13F Information Table
                                                  Quarter ended December 31, 2009


                                                                                             Investment Discretion  Voting Authority

                                                          Fair Market    Shares/
                                   Title of       Cusip      Value        PRN      SH/  Put/         Shared  Shared
Issuer                               Class        Number   (x 1000S)     Amount    PRN  Call   Sole  Defined Other  Sole Shared None
------------------------------------------------------------------------------------------------------------------------------------
China Cablecom Holdings, Ltd.
WTS $5 4/10/10                       WTS         G21176113   $12           250,000  SH         250,000               250,000
------------------------------------------------------------------------------------------------------------------------------------
Dynavax Technologies Corp.           Common      268158102   $632          445,000  SH         445,000               445,000
------------------------------------------------------------------------------------------------------------------------------------
Image Entertainment, Inc.            Common New  452439201   $167          667,544  SH         667,544               667,544
------------------------------------------------------------------------------------------------------------------------------------
Ista Pharmaceuticals, Inc.           Common New  45031X204   $1,403        307,594  SH         307,594               307,594
------------------------------------------------------------------------------------------------------------------------------------
Javelin Pharmaceuticals, Inc.        Common      471894105   $1,574      1,211,111  SH       1,211,111             1,211,111
------------------------------------------------------------------------------------------------------------------------------------
Key Energy Services, Inc.            Common      492914106   $146,498   16,666,419  SH      16,666,419            16,666,419
--------------------------------------------------------------------------------- --------------------------------------------------
L-1 Identity Solutions               Common      50212A106   $36,395     4,859,112  SH       4,859,112             4,859,112
------------------------------------------------------------------------------------------------------------------------------------
Leap Wireless International Inc.     Common New  521863308   $272,690   15,537,869  SH      15,537,869            15,537,869
--------------------------------------------------------------------------------- --------------------------------------------------
Lions Gate Entertainment Corp        Common New  535919203   $134,590   23,165,278  SH      23,165,278            23,165,278
------------------------------------------------------------------------------------------------------------------------------------
Loral Space and Communications,
Inc.                                 Common      543881106   $256,980    8,129,719  SH       8,129,719             8,129,719
------------------------------------------------------------------------------------------------------------------------------------
M&F Worldwide Corp.                  Common      552541104   $32,682       827,400  SH         827,400               827,400
------------------------------------------------------------------------------------------------------------------------------------
Medical Nutrition USA, Inc.          Common      58461X107   $4,072      1,986,133  SH       1,986,133             1,986,133
------------------------------------------------------------------------------------------------------------------------------------
MetroPCS Communications, Inc.        Common      591708102   $97,817    12,820,109  SH      12,820,109            12,820,109
------------------------------------------------------------------------------------------------------------------------------------
Novadel Pharma Inc.                  Common      66986X106   $164          952,380  SH         952,380               952,380
------------------------------------------------------------------------------------------------------------------------------------
Omega Navigation Enterprises,
Inc.                                 Class A     Y6476R105   $4,237      1,358,100  SH       1,358,100             1,358,100
------------------------------------------------------------------------------------------------------------------------------------
Penwest Pharmaceuticals Co.          Common      709754105   $554          213,793  SH         213,793               213,793
------------------------------------------------------------------------------------------------------------------------------------
Pride International, Inc.            Common      74153Q102   $409,469   12,832,000  SH      12,832,000            12,832,000
------------------------------------------------------------------------------------------------------------------------------------
Rand Logistics Inc.                  Common      752182105   $1,479        462,196  SH         462,196               462,196
------------------------------------------------------------------------------------------------------------------------------------
Seahawk Drilling, Inc.               Common      81201R107   $19,282       855,465  SH         855,465               855,465
------------------------------------------------------------------------------------------------------------------------------------
                                     Sponsored
TIM Participacoes SA - ADR           ADR Pfd     88706P106   $1,503         50,600  SH          50,600                50,600
------------------------------------------------------------------------------------------------------------------------------------

Total Market Value (in thousands)                            $1,422,200

